Fair Value Information (Details) - Schedule of the changes in level 3 instrument	12 Months Ended
Dec. 31, 2022 USD ($)
Financial assets at fair value through profit or loss
At January 1
Acquired in the year	1,105,540
Losses recognized in profit or loss	(32,311)
At December 31	$ 1,073,229